SUBSEQUENT EVENTS - Amended and Restated Revenue Sharing and Securities Purchase and Sales Agreement (Details)					12 Months Ended
	Mar. 15, 2017 employee	Jan. 31, 2017 USD ($) shares	Jan. 27, 2017 shares	Jan. 10, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
SUBSEQUENT EVENTS
Proceeds from sales of stock | $					$ 4,654,130
Common Stock
SUBSEQUENT EVENTS
Shares issued					3,481,997
DBD Credit Funding, LLC | Fortress Purchase Agreement, Amended And Restated
SUBSEQUENT EVENTS
Number of warrants to purchase common stock				187,500
Subsequent Events
SUBSEQUENT EVENTS
Number of employees terminated | employee	4
Subsequent Events | DBD Credit Funding, LLC | Fortress Purchase Agreement, Amended And Restated | Common Stock
SUBSEQUENT EVENTS
Number of warrants to purchase common stock				100,000
Subsequent Events | Northland | Sales Agreement | At The Market Offering | Common Stock
SUBSEQUENT EVENTS
Maximum Number of Shares authorized to sale			750,000
Shares issued		750,000
Proceeds from sales of stock | $		$ 1,301,923
Subsequent Events | Promissory Notes | DBD Credit Funding, LLC | Fortress Purchase Agreement, Amended And Restated
SUBSEQUENT EVENTS
Principal amount of debt | $				$ 20,000,000
Outstanding amount | $				$ 20,131,158
Amortization period				30 months
Subsequent Events | 3D Nano
SUBSEQUENT EVENTS
Number of employees terminated | employee	6